February 23, 2012

VIA EDGAR

Ms. Valerie Lithotomos

Division of Investment Management

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Legg Mason Investment Trust (File No. 811-22670)
- Legg Mason Capital Management Opportunity Trust (Class A, Class C, Class FI, Class R, Class R1 and Class I)

Initial Registration Statement on Form N-1A

Dear Ms. Lithotomos,

Transmitted herewith for filing on behalf of Legg Mason Investment Trust (“Registrant”), pursuant to the Securities Act of 1933, as amended (“1933 Act”), and Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended (“1940 Act”), and the regulations thereunder, is the Registrant’s initial Registration Statement on Form N-1A (“Registration Statement”) on behalf of its series named above (the “New Fund”). The Registration Statement includes the prospectus (“Prospectus”) and the statement of additional information (“SAI”) relating to the Registrant’s issuance of shares of the above-named classes of the New Fund. This transmission includes a conformed signature page for the Registrant and a majority of the Trustees, the manually signed originals of which are maintained at the office of the Registrant.

The Registrant’s Notification of Registration on Form N-8A was filed Thursday, February 23, 2012 (Accession No. 0001193125-12-074554).

The New Fund is being formed solely as a means to effect the conversion of Legg Mason Capital Management Opportunity Trust, currently organized as a series of Legg Mason Investment Trust, Inc., a Maryland corporation (the “Existing Fund’) into a shell series of the Registrant, a Maryland statutory trust. Following discussions with Barry Miller and Richard Pfordte, we have prepared for the Existing Fund an extensive supplement to the prospectus explaining the transaction. This supplement is being sent to all existing shareholders.

The reorganization will be a shell reorganization and will therefore not result in the combination of assets of the Existing Fund with any other fund. After the reorganization, shareholders will hold the same proportionate interest in the same portfolio of assets as they held immediately prior to the reorganization. Immediately after the reorganization, the New Fund will have the same portfolio management team, investment objective, strategies, policies and restrictions, the same class structure and fees, and the same Board members and officers as the Existing Fund. The New Fund will have a management agreement, distribution plans, distribution agreement, other service agreements, and policies and procedures identical to those of the Existing Fund.

Other than with respect to the sections of the SAI titled “Description of the Fund” and “The Trust,” the form and text of the Prospectus and the SAI do not differ in any significant way from the currently effective registration statement for Legg Mason Investment Trust, Inc., reviewed by the Staff in the following filing pursuant to Rule 485(a):

Post-Effective Amendment No. 21 to Legg Mason Investment Trust, Inc.’s (File Nos. 333-88715; 811-9613) registration statement on Form N-1A filed pursuant to the 1933 Act and Rule 485(a) of Regulation C thereunder, and pursuant to the 1940 Act and the regulations thereunder for Class A, Class C, Class FI, Class R, Class R1 and Class I shares of Legg Mason Capital Management Opportunity Trust (Accession No. 0000898432-10-000243) (April 30, 2011).

The section of the SAI titled “The Trust” is the same as parallel disclosure in the statement of additional information for Legg Mason BW Diversified Large Cap Value Fund, a series of Legg Mason Global Asset Management Trust, contained in the currently effective registration statement of Legg Mason Global Asset Management Trust and the statement of additional for Legg Mason Capital Management Value Trust, Legg Mason Capital Management Special Investment Trust and Legg Mason Capital Management Growth Trust, series of Legg Mason Global Asset Management Trust, contained in the registration statement, which will be effective on February 27, 2012, of Legg Mason Global Asset Management Trust reviewed by the staff in the following filings:

Post-Effective Amendment No. 7 to Legg Mason Global Asset Management Trust’s (File Nos. 333-162441; 811-22338) registration statement on Form N-1A filed pursuant to the 1933 Act and Regulation C thereunder, and pursuant to the 1940 Act and the regulations thereunder for Class A, Class C, Class FI, Class R, Class R1, Class I and Class IS of Legg Mason BW Diversified Large Cap Value Fund (Accession No. 0000898432-10-000794) (June 4, 2010).

Post-Effective Amendment No. 25 to Legg Mason Global Asset Management Trust’s (File Nos. 333-162441; 811-22338) registration statement on Form N-1A filed pursuant to the 1933 Act and Regulation C thereunder, and pursuant to the 1940 Act and the regulations thereunder for Class A, Class C, Class FI, Class R, Class R1, Class I of Legg Mason Capital Management Value Trust, Class A, Class C, Class FI, Class R, Class R1 and Class I of Legg Mason Capital Management Special Investment Trust and Class A, Class C, Class FI, Class R, Class R1 and Class I of Legg Mason Capital Management Growth Trust (Accession No. 0001193125-11-339589) (December 13, 2011).

Accordingly, we request that the Staff use the limited review procedure of 1933 Act Release No. 6510 (February 15, 1984) in reviewing the Registration Statement. The Registrant respectfully requests that the Staff furnish the Registrant with any comments it may have as soon as reasonably practicable and no later than April 2, 2012. This will assist the Registrant in keeping to its expected conversion date and prospectus printing schedule. The Registrant expects to complete the conversion on April 30, 2012 and would like to have its registration statement effective on April 27, 2012. The Registrant anticipates filing a pre-effective amendment to its Registration Statement on or before that date that reflects SEC Staff comments and exhibits not yet filed.

Please contact me at (202) 778-9021 or Arthur Delibert at (202) 778-9042 with any questions or comments you may have. Thank you for your attention.

Sincerely,

/s/ Ndenisarya M. Bregasi

Ndenisarya M. Bregasi